Label	Element	Value
American Century ETF Trust | Avantis Emerging Markets Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

American Century ETF Trust Summary Prospectus and Prospectus Supplement Avantis® Emerging Markets Equity ETF Avantis® Emerging Markets Value ETF Avantis® Emerging Markets Equity Fund
Supplement dated March 8, 2022 ■ Summary Prospectus and Prospectus dated January 1, 2022

The following replaces the Greater China Risk under Principal Risks in the summary prospectuses and prospectuses.
•Greater China Risk - Investing in Chinese securities is riskier than investing in U.S. securities. Investing in China involves risk of loss due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Due to Chinese governmental restrictions on foreign ownership of companies in certain industries, Chinese operating companies often use variable interest entity (VIE) structures to raise capital from international investors. Shares of VIEs are not equity ownership interests in Chinese operating companies. The Chinese government never explicitly approved these structures and thus could determine that the underlying contractual arrangements on which control of the VIE is based violate Chinese law. Such determination from the Chinese government could result in a loss in the value of an investment in a U.S.-listed company that utilizes the VIE structure The Chinese market is subject to less regulation and oversight than the U.S. market. U.S. regulators have limited ability to inspect international auditing standards of U.S. companies operating in China, thus there is substantially greater risk that disclosures will be incomplete or misleading and, in the event of investor harm, substantially less access to recourse.

American Century ETF Trust | Avantis Emerging Markets Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

American Century ETF Trust Summary Prospectus and Prospectus Supplement Avantis® Emerging Markets Equity ETF Avantis® Emerging Markets Value ETF Avantis® Emerging Markets Equity Fund
Supplement dated March 8, 2022 ■ Summary Prospectus and Prospectus dated January 1, 2022

The following replaces the Greater China Risk under Principal Risks in the summary prospectuses and prospectuses.
•Greater China Risk - Investing in Chinese securities is riskier than investing in U.S. securities. Investing in China involves risk of loss due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Due to Chinese governmental restrictions on foreign ownership of companies in certain industries, Chinese operating companies often use variable interest entity (VIE) structures to raise capital from international investors. Shares of VIEs are not equity ownership interests in Chinese operating companies. The Chinese government never explicitly approved these structures and thus could determine that the underlying contractual arrangements on which control of the VIE is based violate Chinese law. Such determination from the Chinese government could result in a loss in the value of an investment in a U.S.-listed company that utilizes the VIE structure The Chinese market is subject to less regulation and oversight than the U.S. market. U.S. regulators have limited ability to inspect international auditing standards of U.S. companies operating in China, thus there is substantially greater risk that disclosures will be incomplete or misleading and, in the event of investor harm, substantially less access to recourse.

American Century ETF Trust | Avantis Emerging Markets Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

American Century ETF Trust Summary Prospectus and Prospectus Supplement Avantis® Emerging Markets Equity ETF Avantis® Emerging Markets Value ETF Avantis® Emerging Markets Equity Fund
Supplement dated March 8, 2022 ■ Summary Prospectus and Prospectus dated January 1, 2022

The following replaces the Greater China Risk under Principal Risks in the summary prospectuses and prospectuses.
•Greater China Risk - Investing in Chinese securities is riskier than investing in U.S. securities. Investing in China involves risk of loss due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Due to Chinese governmental restrictions on foreign ownership of companies in certain industries, Chinese operating companies often use variable interest entity (VIE) structures to raise capital from international investors. Shares of VIEs are not equity ownership interests in Chinese operating companies. The Chinese government never explicitly approved these structures and thus could determine that the underlying contractual arrangements on which control of the VIE is based violate Chinese law. Such determination from the Chinese government could result in a loss in the value of an investment in a U.S.-listed company that utilizes the VIE structure The Chinese market is subject to less regulation and oversight than the U.S. market. U.S. regulators have limited ability to inspect international auditing standards of U.S. companies operating in China, thus there is substantially greater risk that disclosures will be incomplete or misleading and, in the event of investor harm, substantially less access to recourse.